Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of movements in property, plant and equipment
The movements in property, plant and equipment for the years ended December 31, 2023 and 2022 have been as follows:

(in €‘000)	Chargers and charging infrastructure	Other fixed assets	Assets under construction	Total
Cost	47,413	1,915	10,466	59,794
Accumulated depreciation and impairment	(16,816)	(1,434)	—	(18,250)
Carrying amount at January 1, 2022	30,597	481	10,466	41,544
Movements in 2022
Acquisition of assets (Mega-E)	88,026	—	2,625	90,651
Acquisition of subsidiary (MOMA)	—	181	—	181
Additions	—	208	30,241	30,449
Disposals	(24,309)	—	—	(24,309)
Depreciation	(16,542)	(185)	—	(16,727)
Accumulated depreciation of disposals	12,951	—	—	12,951
Impairments	(701)	—	—	(701)
Reversal of impairments	679	—	—	679
Reclassifications	35,768	—	(35,768)	—
Carrying amount at December 31, 2022	126,469	685	7,564	134,718
Cost	146,898	2,304	7,564	156,766
Accumulated depreciation and impairment	(20,429)	(1,619)	—	(22,048)
Carrying amount at December 31, 2022	126,469	685	7,564	134,718
Movements in 2023
Additions	—	190	69,886	70,076
Disposals	(15,335)	—	(594)	(15,929)
Depreciation	(20,090)	(257)	—	(20,347)
Accumulated depreciation of disposals	7,960	—	—	7,960
Impairments	(510)	—	—	(510)
Reversal of impairments	635	—	—	635
Reclassifications	37,192	—	(37,192)	—
Carrying amount at December 31, 2023	136,321	618	39,664	176,603
Cost	168,755	2,494	39,664	210,913
Accumulated depreciation and impairment	(32,434)	(1,876)	—	(34,310)
Carrying amount at December 31, 2023	136,321	618	39,664	176,603

Summary of movements in government grants related to chargers and charging infrastructure	The movements in government grants related to chargers and charging infrastructure for the years ended December 31, 2023 and 2022 have been as follows:

(in €‘000)	2023	2022
Opening balance at the beginning of the year	6,986	9,628
Received during the year	137	512
Released to the consolidated statement of profit or loss	(1,229)	(1,601)
Reclassifications	—	(1,554)
Closing balance at the end of the year	5,894	6,985